Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income from continuing operations before income tax expense

Income before income taxes consists of the following:

	Year Ended December 31,
	2016	2015	2014
	(In millions)
United States	$16.3	$44.9	$54.3
Outside the United States	25.6	25.8	18.5

	$41.9	$70.7	$72.8

Income taxes

Income taxes consists of the following:

	Year Ended December 31,
	2016	2015	2014
	(In millions)
Current expense:
Federal	$0.3	$11.7	$17.6
State	0.2	0.7	0.8
Foreign	6.6	6.0	6.2

	7.1	18.4	24.6
Deferred expense (benefit):
Federal	0.9	2.9	1.1
State	0.5	0.6	(0.8)
Foreign	0.7	(0.4)	0.3

	2.1	3.1	0.6

Income tax expense	$9.2	$21.5	$25.2

Reconciliation between federal statutory tax rate and effective tax rates

A reconciliation of income tax expense computed by applying the statutory federal income tax rate to income before income taxes as recorded is as follows:

	Year Ended December 31,
	2016	2015	2014
	(In millions)
Tax at U.S. statutory rate	$14.7	$24.7	$25.4
Effect of state income taxes, net	0.2	0.6	1.4
Effect of foreign operations	(2.1)	(1.6)	(0.9)
Valuation allowance	0.5	(0.7)	(1.1)
Uncertain tax positions	(4.0)	0.1	0.3
Non-deductible items	0.6	0.5	1.0
Non-deductible compensation	0.8	1.2	0.8
Manufacturer’s deduction	(0.5)	(1.1)	(1.4)
Other, net	(1.0)	(2.2)	(0.3)

Total	$9.2	$21.5	$25.2

Significant components of the Company's net deferred tax assets and liabilities

Significant components of the Company’s net deferred income tax assets and liabilities are as follows:

	Year Ended December 31,
	2016	2015
	(In millions)
Deferred income tax assets:
Postretirement benefit obligation	$3.6	$4.8
Inventory	13.7	12.0
Net operating loss and credit carryforwards	10.8	6.1
Warranty reserve	2.1	1.9
Accrued litigation	2.8	2.9
Compensation	4.1	6.0
Other	9.8	10.1

Total deferred income tax assets	46.9	43.8
Deferred income tax liabilities:
Depreciation and amortization	16.0	15.2
Pension	22.1	21.0
Intangible assets	23.3	19.3
Other	5.2	1.6

Total deferred income tax liabilities	66.6	57.1

Net deferred income tax liabilities prior to valuation allowances	(19.7)	(13.3)
Valuation allowances	(5.3)	(4.8)

Net deferred income tax liability	$(25.0)	$(18.1)

Reconciliation of unrecognized tax benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015	2014
	(In millions)
Unrecognized Tax Benefit — January 1,	$6.3	$6.5	$5.9
Gross Increases to Tax Positions Related to Prior Years	0.3	0.3	0.8
Gross Decreases to Tax Positions Related to Prior Years	—	(0.1)	(0.2)
Expiration of Statute of Limitations	(3.7)	(0.4)	—

Unrecognized Tax Benefit — December 31,	$2.9	$6.3	$6.5